February 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:       Dreyfus Manager Funds II

-          Dreyfus Balanced Opportunity Fund

                        1933 Act File No.: 333-104120

            1940 Act File No.: 811-21327

            CIK No.: 0001224568

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

                                                                                                Very truly yours,

                                                                                                /s/ Gina M. Gomes

                                                                                                Gina M. Gomes
                                                                                                Paralegal

gmg\

Enclosure